Schedule of Earnings from Investments in Unconsolidated Variable Interest Entities (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Total earnings from unconsolidated VIEs	$ (8,163)	$ (21,470)	$ (32,110)	$ (210,565)	$ (200,558)	$ (327,542)
HRCFG INVO, LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Total earnings from unconsolidated VIEs	14,993	(4,737)	15,798	(163,912)	(154,954)	(313,033)
Positib Fertility S.A. de C.V. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Total earnings from unconsolidated VIEs	$ (23,156)	$ (16,733)	$ (47,908)	$ (46,653)	$ (45,604)	$ (14,509)